UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2012 with strong returns with Europe and Asia both showing gains for the year. The recovery in the U.S. economy and markets strengthened, even as S&P downgraded the ratings of several Euro-zone countries.

During the first quarter of 2012, the U.S. Federal Reserve announced it would keep rates low through 2014 to support the economic recovery. The European Union placed an embargo against Iran as disciplinary action for their ongoing uranium enrichment program; Iran responded with discontinuing oil exports to Britain and France.

The financial markets turned negative during the second quarter. Spain re-entered a recession and the European Central Bank temporarily suspended lending to some Greek banks. The Federal Reserve extended Operation Twist in an attempt to support the economic recovery in the U.S.

The third quarter exhibited strong performance from most equity markets, with domestic improvements in vehicle and home sales improving against a backdrop of manufacturing decreases and a downward revision of the GDP growth forecast. Germany and France pledged to support the euro while the EU leaders delayed a decision on aid to Greece.

The fourth quarter began with a drop in equity markets that recovered with a relatively flat performance before quarter end. The IMF cut its forecast for global growth while the Fed pledged to maintain low interest rates. Austerity measures in Spain and Portugal led to protests, President Obama won reelection, and the President and Congress engaged in an extended disagreement on how to handle the “fiscal cliff” in the U.S.

Some relevant 2012 market statistics: The U.S. Unemployment Rate went from 8.30% down to 7.80%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $78 to $110 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 13.5 in August and 26.7 in June.

For the 12 month period ended December 31, 2012, the Great-West S&P 500® Index Fund (Initial Class shares) increased 15.42% on a net return basis. The mid cap space outperformed the large cap space, with the S&P MidCap 400® index ending the year up 17.88%. The small cap space also outperformed the large cap space, with the Russell 2000® and S&P SmallCap 600® indexes ending the year 16.35% and 16.33% higher, respectively. In the Russell 1000® style indexes, Value outperformed Growth during 2012.

All ten sectors in the S&P 500® Index advanced in 2012. Financials experienced the best performance, rising 28.80%. Utilities was the worst performing sector rising only 1.40%. At the single stock level, PulteGroup (PHM) was the best performing name in the S&P 500, gaining 187.80%. Unfortunately, PHM carried a small weight in the index and its contribution to performance was only 3 basis points. Apple (AAPL) contributed the most to performance. The stock was up 32.60% including dividends in 2012 and added 1.10% of positive performance to the index. Supervalu (SVU) was the worst performing stock, dropping 68.60% while only contributing 0.4 basis points of negative performance. Hewlett-Packard (HP) had the largest negative contribution to performance. The stock declined 43.10% and contributed 18 basis points of negative performance to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	S&P 500® Index
	10,000.00	10,000.00
2003*	10,946.00	10,840.00
2004	12,066.87	12,019.39
2005	12,582.13	12,609.54
2006	14,495.87	14,600.59
2007	15,196.02	15,402.75
2008	9,497.51	9,703.73
2009	11,953.57	12,271.34
2010	13,671.82	14,119.40
2011	13,876.90	14,417.32
2012	16,016.72	16,724.09

*For the period from September 8, 2003 through December 31, 2003.

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Since Inception
Initial Class	15.42%	1.06%	5.17%*
Class L	15.16%	—	8.95%**

*Since inception on September 8, 2003.

**Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	3.36%
Communications	10.89%
Consumer, Cyclical	8.83%
Consumer, Non-cyclical	20.74%
Diversified	0.03%
Energy	10.67%
Financial	15.57%
Industrial	9.91%
Short Term Investments	3.35%
Technology	13.40%
Utilities	3.25%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period (06/30/12 – 12/31/12)
Initial Class
Actual	$1,000.00	$1,056.70	$3.09*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$3.03*

Class L
Actual	$1,000.00	$1,055.30	$4.42**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.35**

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

COMMON STOCK
Basic Materials — 3.40%
21,051	Air Products & Chemicals Inc	$1,768,705
6,717	Airgas Inc	613,195
100,930	Alcoa Inc	876,072
10,182	Allegheny Technologies Inc	309,126
6,193	CF Industries Holdings Inc	1,258,170
13,561	Cliffs Natural Resources Inc (a)	522,912
117,850	Dow Chemical Co	3,808,912
14,833	Eastman Chemical Co	1,009,386
26,038	Ecolab Inc	1,872,132
90,290	EI du Pont de Nemours & Co	4,060,341
13,003	FMC Corp	760,936
93,270	Freeport-McMoRan Copper & Gold Inc	3,189,834
8,269	International Flavors & Fragrances Inc	550,219
41,948	International Paper Co	1,671,208
37,258	LyondellBasell Industries Class A	2,127,059
15,796	MeadWestvaco Corp	503,419
52,301	Monsanto Co	4,950,290
27,352	Mosaic Co	1,548,944
48,851	Newmont Mining Corp	2,268,640
29,976	Nucor Corp	1,294,364
14,799	PPG Industries Inc	2,003,045
29,350	Praxair Inc	3,212,357
8,162	Sherwin-Williams Co	1,255,479
11,790	Sigma-Aldrich Corp	867,508
13,420	United States Steel Corp (a)	320,335
12,371	Vulcan Materials Co	643,911

		43,266,499

Communications — 11.02%
35,158	Amazon.com Inc (b)	8,829,580
555,152	AT&T Inc (c)	18,714,174
20,842	Cablevision Systems Corp Class A	311,379
58,777	CBS Corp Class B	2,236,465
61,161	CenturyLink Inc	2,392,618
517,890	Cisco Systems Inc	10,176,539
260,168	Comcast Corp Class A	9,725,080
146,449	Corning Inc	1,848,186
28,662	Crown Castle International Corp (b)	2,068,250
59,266	DIRECTV (b)	2,972,783
23,859	Discovery Communications Inc Class A (b)	1,514,569
112,672	eBay Inc (b)	5,748,525
8,846	Expedia Inc	543,587
7,710	F5 Networks Inc (b)	749,027
92,442	Frontier Communications Corp (a)	395,652
22,155	Gannett Co Inc	399,012
25,961	Google Inc Class A (b)(c)	18,415,955
10,736	Harris Corp	525,635
44,611	Interpublic Group of Cos Inc	491,613
21,185	JDS Uniphase Corp (b)	286,845
52,273	Juniper Networks Inc (b)	1,028,210
27,037	McGraw-Hill Cos Inc	1,478,113
28,712	MetroPCS Communications Inc (b)	285,397
27,646	Motorola Solutions Inc	1,539,329
5,255	Netflix Inc (b)	487,559

Shares		Value

Communications — (continued)
197,704	News Corp Class A	$5,049,360
26,105	Omnicom Group Inc	1,304,206
4,892	priceline.com Inc (b)	3,038,910
8,202	Scripps Networks Interactive Inc Class A	475,060
293,829	Sprint Nextel Corp (b)	1,666,010
67,783	Symantec Corp (b)	1,274,998
29,694	Time Warner Cable Inc	2,885,960
92,591	Time Warner Inc	4,428,628
10,520	TripAdvisor Inc (b)	441,419
16,034	VeriSign Inc (b)	622,440
278,442	Verizon Communications Inc (c)	12,048,185
45,861	Viacom Inc Class B	2,418,709
173,135	Walt Disney Co	8,620,392
489	Washington Post Co Class B (a)	178,588
57,880	Windstream Corp (a)	479,246
103,516	Yahoo! Inc (b)	2,059,968

		140,156,161

Consumer, Cyclical — 8.93%
8,152	Abercrombie & Fitch Co Class A	391,051
4,538	AutoNation Inc (a)(b)	180,159
3,635	AutoZone Inc (b)	1,288,353
22,411	Bed Bath & Beyond Inc (b)	1,252,999
27,647	Best Buy Co Inc	327,617
6,686	Big Lots Inc (b)	190,284
11,181	BorgWarner Inc (b)	800,783
21,379	CarMax Inc (b)	802,568
44,113	Carnival Corp	1,622,035
3,057	Chipotle Mexican Grill Inc (b)	909,335
10,289	Cintas Corp	420,820
27,543	Coach Inc	1,528,912
42,419	Costco Wholesale Corp	4,189,725
121,889	CVS Caremark Corp	5,893,333
12,455	Darden Restaurants Inc	561,347
26,998	Delphi Automotive PLC (b)	1,032,673
26,081	Dollar General Corp (b)	1,149,911
22,545	Dollar Tree Inc (b)	914,425
26,530	DR Horton Inc	524,763
9,646	Family Dollar Stores Inc	611,653
26,675	Fastenal Co	1,245,456
370,221	Ford Motor Co	4,794,362
4,896	Fossil Inc (b)	455,818
12,286	GameStop Corp Class A (a)	308,256
29,488	Gap Inc	915,308
15,742	Genuine Parts Co	1,000,876
22,323	Goodyear Tire & Rubber Co (b)	308,281
22,581	Harley-Davidson Inc	1,102,856
6,311	Harman International Industries Inc	281,723
11,130	Hasbro Inc (a)	399,567
146,557	Home Depot Inc	9,064,550
27,273	International Game Technology	386,458
13,416	JC Penney Co Inc (a)	264,429
65,178	Johnson Controls Inc	2,000,965
21,339	Kohl’s Corp	917,150
15,547	Lennar Corp Class A (a)	601,202
110,680	Lowe’s Cos Inc	3,931,354
23,595	Ltd Brands Inc	1,110,381

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Consumer, Cyclical — (continued)
38,867	Macy’s Inc	$1,516,590
24,162	Marriott International Inc Class A	900,518
33,526	Mattel Inc	1,227,722
98,035	McDonald’s Corp	8,647,667
29,216	Newell Rubbermaid Inc	650,640
72,336	NIKE Inc Class B	3,732,538
15,082	Nordstrom Inc	806,887
11,106	O’Reilly Automotive Inc (b)	993,099
34,386	PACCAR Inc	1,554,591
10,623	PetSmart Inc	725,976
30,302	PulteGroup Inc (b)	550,284
6,042	Ralph Lauren Corp	905,817
22,259	Ross Stores Inc	1,205,325
71,110	Southwest Airlines Co	728,166
66,949	Staples Inc	763,219
72,774	Starbucks Corp	3,902,142
19,391	Starwood Hotels & Resorts Worldwide Inc	1,112,268
64,103	Target Corp	3,792,975
11,951	Tiffany & Co	685,270
72,024	TJX Cos Inc	3,057,419
10,324	Urban Outfitters Inc (b)	406,353
8,391	VF Corp	1,266,789
163,448	Wal-Mart Stores Inc	11,152,057
83,596	Walgreen Co	3,093,888
7,631	Whirlpool Corp	776,454
5,855	WW Grainger Inc	1,184,876
14,116	Wyndham Worldwide Corp	751,112
7,910	Wynn Resorts Ltd	889,796
44,195	Yum! Brands Inc	2,934,548

		113,596,724

Consumer, Non-cyclical — 20.98%
154,131	Abbott Laboratories	10,095,580
22,365	ADT Corp	1,039,749
32,255	Aetna Inc	1,493,406
18,520	Alexion Pharmaceuticals Inc (b)	1,737,361
30,246	Allergan Inc	2,774,466
197,526	Altria Group Inc	6,206,267
22,635	AmerisourceBergen Corp	977,379
75,139	Amgen Inc	6,485,998
10,686	Apollo Group Inc Class A (b)	223,551
63,317	Archer-Daniels-Midland Co	1,734,253
46,953	Automatic Data Processing Inc	2,676,791
9,475	Avery Dennison Corp	330,867
41,996	Avon Products Inc	603,063
53,134	Baxter International Inc	3,541,912
15,558	Beam Inc	950,438
19,879	Becton Dickinson & Co	1,554,339
22,928	Biogen Idec Inc (b)	3,362,850
136,768	Boston Scientific Corp (b)	783,681
161,332	Bristol-Myers Squibb Co	5,257,810
14,622	Brown-Forman Corp Class B	924,842
17,244	Campbell Soup Co (a)	601,643
32,910	Cardinal Health Inc	1,355,234
22,176	CareFusion Corp (b)	633,790
41,408	Celgene Corp (b)	3,259,638
27,802	Cigna Corp	1,486,295
12,435	Clorox Co	910,491

Shares		Value

Consumer, Non-cyclical — (continued)
376,591	Coca-Cola Co (c)	$13,651,424
26,561	Coca-Cola Enterprises Inc	842,781
43,277	Colgate-Palmolive Co	4,524,178
40,805	ConAgra Foods Inc	1,203,747
13,658	Constellation Brands Inc Class A (b)	483,357
13,505	Coventry Health Care Inc	605,429
46,846	Covidien PLC	2,704,888
7,718	CR Bard Inc	754,357
8,417	DaVita HealthCare Partners Inc (b)	930,331
18,920	Dean Foods Co (b)	312,369
14,043	DENTSPLY International Inc	556,243
20,007	Dr Pepper Snapple Group Inc	883,909
11,198	Edwards Lifesciences Corp (b)	1,009,724
100,143	Eli Lilly & Co	4,939,053
11,613	Equifax Inc	628,496
23,547	Estee Lauder Cos Inc Class A	1,409,523
78,998	Express Scripts Holding Co (b)	4,265,892
23,155	Forest Laboratories Inc (b)	817,835
63,741	General Mills Inc	2,575,774
73,492	Gilead Sciences Inc (b)	5,397,987
28,342	H&R Block Inc	526,311
14,529	Hershey Co	1,049,284
31,829	HJ Heinz Co	1,835,897
13,268	Hormel Foods Corp	414,094
15,468	Hospira Inc (b)	483,220
16,143	Humana Inc	1,107,894
3,829	Intuitive Surgical Inc (b)	1,877,627
16,238	Iron Mountain Inc	504,190
10,752	JM Smucker Co	927,252
270,297	Johnson & Johnson (c)	18,947,820
23,810	Kellogg Co	1,329,788
38,532	Kimberly-Clark Corp	3,253,257
58,199	Kraft Foods Group Inc	2,646,309
49,552	Kroger Co	1,289,343
9,397	Laboratory Corp of America Holdings (b)	813,968
16,925	Life Technologies Corp (b)	830,679
12,982	Lorillard Inc	1,514,610
10,423	Mastercard Inc Class A	5,120,611
12,648	McCormick & Co Inc	803,527
22,729	McKesson Corp	2,203,804
19,521	Mead Johnson Nutrition Co Class A	1,286,239
99,021	Medtronic Inc	4,061,841
296,227	Merck & Co Inc (c)	12,127,533
15,449	Molson Coors Brewing Co Class B	661,063
172,292	Mondelez International Inc Class A	4,388,277
14,791	Monster Beverage Corp (b)	782,148
19,612	Moody’s Corp	986,876
37,931	Mylan Inc (b)	1,042,344
9,090	Patterson Cos Inc	311,151
30,325	Paychex Inc	944,320
151,332	PepsiCo Inc	10,355,649
8,835	Perrigo Co	919,105
719,519	Pfizer Inc (c)	18,045,537
163,166	Philip Morris International Inc (c)	13,647,204
267,016	Procter & Gamble Co (c)	18,127,716

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Consumer, Non-cyclical — (continued)
21,015	Quanta Services Inc (b)	$573,499
14,992	Quest Diagnostics Inc	873,584
31,639	Reynolds American Inc	1,310,804
14,237	Robert Half International Inc	453,021
25,052	Safeway Inc (a)	453,191
26,057	SAIC Inc	294,965
31,516	St Jude Medical Inc	1,138,988
28,620	Stryker Corp	1,568,948
58,328	Sysco Corp	1,846,664
10,706	Tenet Healthcare Corp (b)	347,624
15,680	Total System Services Inc	335,866
27,172	Tyson Foods Inc Class A	527,137
99,832	UnitedHealth Group Inc	5,414,888
11,068	Varian Medical Systems Inc (b)	777,416
12,105	Watson Pharmaceuticals Inc (b)	1,041,030
29,351	WellPoint Inc	1,788,063
59,122	Western Union Co	804,650
16,847	Whole Foods Market Inc	1,538,637
17,166	Zimmer Holdings Inc	1,144,286

		266,898,740

Diversified — 0.03%
18,488	Leucadia National Corp	439,829

Energy — 10.79%
49,155	Anadarko Petroleum Corp	3,652,708
38,483	Apache Corp	3,020,915
41,931	Baker Hughes Inc	1,712,462
20,550	Cabot Oil & Gas Corp	1,022,157
24,272	Cameron International Corp (b)	1,370,397
51,654	Chesapeake Energy Corp (a)	858,489
190,905	Chevron Corp (c)	20,644,467
118,027	ConocoPhillips	6,844,386
22,779	CONSOL Energy Inc (a)	731,206
36,246	Denbury Resources Inc (b)	587,185
37,148	Devon Energy Corp	1,933,182
6,337	Diamond Offshore Drilling Inc (a)	430,663
22,551	Ensco PLC Class A	1,336,823
26,532	EOG Resources Inc	3,204,800
14,105	EQT Corp	831,913
445,492	Exxon Mobil Corp (c)	38,557,333
22,985	FMC Technologies Inc (b)	984,448
90,802	Halliburton Co	3,149,921
10,659	Helmerich & Payne Inc	597,011
29,475	Hess Corp	1,560,996
62,125	Kinder Morgan Inc	2,194,876
67,346	Marathon Oil Corp	2,064,828
33,349	Marathon Petroleum Corp	2,100,987
18,313	Murphy Oil Corp	1,090,539
27,601	Nabors Industries Ltd (b)	398,834
41,948	National Oilwell Varco Inc	2,867,146
12,296	Newfield Exploration Co (b)	329,287
25,088	Noble Corp	873,564
17,236	Noble Energy Inc	1,753,591
78,687	Occidental Petroleum Corp	6,028,211
19,678	ONEOK Inc	841,235
26,627	Peabody Energy Corp	708,544
60,366	Phillips 66	3,205,435

Shares		Value

Energy — (continued)
12,141	Pioneer Natural Resources Co	$1,294,109
17,594	QEP Resources Inc	532,570
15,203	Range Resources Corp	955,204
11,488	Rowan Cos PLC Class A (b)	359,230
129,020	Schlumberger Ltd	8,939,796
33,555	Southwestern Energy Co (b)	1,121,073
63,282	Spectra Energy Corp	1,732,661
13,478	Tesoro Corp	593,706
54,663	Valero Energy Corp	1,865,102
65,508	Williams Cos Inc	2,144,732
18,065	WPX Energy Inc (b)	268,807

		137,295,529

Financial — 15.76%
33,400	Act Ltd	2,665,320
45,398	Aflac Inc	2,411,542
47,556	Allstate Corp	1,910,325
95,203	American Express Co	5,472,268
144,850	American International Group Inc (b)	5,113,205
38,173	American Tower Corp REIT	2,949,628
20,871	Ameriprise Financial Inc	1,307,151
31,016	Aon PLC	1,724,490
13,375	Apartment Investment & Management Co REIT Class A	361,928
6,885	Assurant Inc	238,910
10,939	AvalonBay Communities Inc REIT	1,483,219
1,047,990	Bank of America Corp (c)	12,156,684
114,496	Bank of New York Mellon Corp	2,942,547
67,694	BB&T Corp	1,970,572
178,387	Berkshire Hathaway Inc Class B (b)(c)	16,001,314
12,286	BlackRock Inc Class A	2,539,639
14,448	Boston Properties Inc REIT	1,528,743
57,150	Capital One Financial Corp	3,310,700
28,760	CBRE Group Inc Class A (b)	572,324
108,332	Charles Schwab Corp	1,555,648
26,119	Chubb Corp	1,967,283
13,934	Cincinnati Financial Corp	545,655
285,152	Citigroup Inc	11,280,613
30,207	CME Group Inc	1,531,797
18,278	Comerica Inc	554,555
49,820	Discover Financial Services	1,920,561
24,667	E*TRADE Financial Corp (b)	220,770
31,252	Equity Residential REIT	1,771,051
87,100	Fifth Third Bancorp	1,323,049
23,741	First Horizon National Corp (a)	235,273
13,727	Franklin Resources Inc	1,725,484
45,777	Genworth Financial Inc Class A (b)	343,785
43,187	Goldman Sachs Group Inc	5,508,934
40,946	Hartford Financial Services Group Inc	918,828
43,894	HCP Inc REIT	1,983,131
24,997	Health Care Inc REIT	1,532,066
68,070	Host Hotels & Resorts Inc REIT	1,066,657
47,229	Hudson City Bancorp Inc	383,972
85,429	Huntington Bancshares Inc	545,891
6,880	IntercontinentalExchange Inc (b)	851,813
44,217	Invesco Ltd	1,153,622

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Financial — (continued)
370,931	JPMorgan Chase & Co (c)	$16,309,836
89,821	KeyCorp	756,293
38,423	Kimco Realty Corp REIT	742,332
12,057	Legg Mason Inc	310,106
26,695	Lincoln National Corp	691,400
30,670	Loews Corp	1,249,803
12,136	M&T Bank Corp	1,195,032
52,850	Marsh & McLennan Cos Inc	1,821,739
106,294	MetLife Inc	3,501,324
136,744	Morgan Stanley	2,614,545
13,254	NASDAQ OMX Group Inc	331,483
21,048	Northern Trust Corp	1,055,768
24,887	NYSE Euronext	784,936
33,280	People’s United Financial Inc	402,355
15,090	Plum Creek Timber Co Inc REIT	669,543
52,078	PNC Financial Services Group Inc	3,036,668
28,734	Principal Financial Group Inc	819,494
55,403	Progressive Corp	1,169,003
44,398	Prologis Inc REIT	1,620,083
45,594	Prudential Financial Inc	2,431,528
14,163	Public Storage REIT	2,053,068
137,665	Regions Financial Corp	980,175
30,150	Simon Property Group Inc REIT	4,766,413
47,806	SLM Corp	818,917
45,571	State Street Corp	2,142,293
53,470	SunTrust Banks Inc	1,515,875
24,699	T Rowe Price Group Inc	1,608,646
9,048	Torchmark Corp	467,510
37,346	Travelers Cos Inc	2,682,190
27,514	Unum Group	572,841
184,125	US Bancorp	5,880,952
28,737	Ventas Inc REIT	1,859,859
50,800	Visa Inc Class A	7,700,264
16,717	Vornado Realty Trust REIT	1,338,697
477,869	Wells Fargo & Co (c)	16,333,562
53,022	Weyerhaeuser Co REIT	1,475,072
29,855	XL Group PLC	748,166
18,551	Zions Bancorporation	396,991

		200,435,709

Industrial — 10.03%
61,785	3M Co	5,736,737
34,811	Agilent Technologies Inc	1,425,162
15,967	Amphenol Corp Class A	1,033,065
14,993	Ball Corp	670,937
9,793	Bemis Co Inc	327,674
65,707	Boeing Co	4,951,680
63,455	Caterpillar Inc	5,684,299
15,546	CH Robinson Worldwide Inc	982,818
102,038	CSX Corp	2,013,210
17,496	Cummins Inc	1,895,692
57,417	Danaher Corp	3,209,610
38,503	Deere & Co	3,327,429
17,554	Dover Corp	1,153,473
44,943	Eaton Corp PLC (b)	2,435,911
70,566	Emerson Electric Co	3,737,175
20,131	Expeditors International of Washington Inc	796,181
28,838	FedEx Corp	2,645,021

Shares		Value

Industrial — (continued)
14,199	FLIR Systems Inc	$316,780
5,114	Flowserve Corp	750,735
16,097	Fluor Corp	945,538
10,714	Garmin Ltd (a)	437,345
32,751	General Dynamics Corp	2,268,662
1,024,026	General Electric Co (c)	21,494,306
76,417	Honeywell International Inc	4,850,187
41,886	Illinois Tool Works Inc	2,547,088
28,300	Ingersoll-Rand PLC Class A	1,357,268
18,545	Jabil Circuit Inc	357,733
12,762	Jacobs Engineering Group Inc (b)	543,278
9,990	Joy Global Inc	637,162
9,436	L-3 Communications Holdings Inc	722,986
13,696	Leggett & Platt Inc	372,805
25,878	Lockheed Martin Corp	2,388,281
33,720	Masco Corp	561,775
13,091	Molex Inc (a)	357,777
31,602	Norfolk Southern Corp	1,954,268
24,132	Northrop Grumman Corp	1,630,841
15,844	Owens-Illinois Inc (b)	337,002
10,765	Pall Corp	648,699
14,483	Parker Hannifin Corp	1,231,924
19,766	Pentair Ltd	971,499
10,979	PerkinElmer Inc	348,473
14,080	Precision Castparts Corp	2,667,034
32,610	Raytheon Co	1,877,032
29,868	Republic Services Inc	876,028
13,588	Rockwell Automation Inc	1,141,256
14,148	Rockwell Collins Inc	822,989
9,857	Roper Industries Inc	1,098,858
4,973	Ryder System Inc	248,302
18,387	Sealed Air Corp	321,956
5,429	Snap-on Inc	428,837
16,725	Stanley Black & Decker Inc	1,237,148
8,036	Stericycle Inc (b)	749,518
41,500	TE Connectivity Ltd	1,540,480
26,344	Textron Inc	653,068
35,081	Thermo Fisher Scientific Inc	2,237,466
44,700	Tyco International Ltd	1,307,475
46,353	Union Pacific Corp	5,827,499
69,812	United Parcel Service Inc Class B	5,147,239
82,234	United Technologies Corp	6,744,010
42,055	Waste Management Inc	1,418,936
8,530	Waters Corp (b)	743,134
17,001	Xylem Inc	460,727

		127,607,478

Technology — 13.56%
61,624	Accenture PLC Class A	4,097,996
47,829	Adobe Systems Inc (b)	1,802,197
56,598	Advanced Micro Devices Inc (a)(b)	135,835
16,456	Akamai Technologies Inc (b)	673,215
30,378	Altera Corp	1,046,218
29,428	Analog Devices Inc	1,237,742
91,770	Apple Inc (c)	48,916,163
122,036	Applied Materials Inc	1,396,092
22,095	Autodesk Inc (b)	781,058
14,548	BMC Software Inc (b)	576,974
50,474	Broadcom Corp Class A	1,676,241

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Technology — (continued)
32,770	CA Inc	$720,285
14,022	Cerner Corp (b)	1,088,668
17,808	Citrix Systems Inc (b)	1,170,876
29,475	Cognizant Technology Solutions Corp Class A (b)	2,182,624
15,936	Computer Sciences Corp	638,237
140,683	Dell Inc	1,425,119
4,355	Dun & Bradstreet Corp	342,521
30,174	Electronic Arts Inc (b)	438,428
203,826	EMC Corp (b)	5,156,798
23,679	Fidelity National Information Services Inc	824,266
5,369	First Solar Inc (b)	165,795
13,047	Fiserv Inc (b)	1,031,104
191,032	Hewlett-Packard Co	2,722,206
486,457	Intel Corp	10,035,608
103,767	International Business Machines Corp (c)	19,876,569
27,257	Intuit Inc	1,621,791
17,013	KLA-Tencor Corp	812,541
16,585	Lam Research Corp (b)	599,216
21,700	Linear Technology Corp	744,310
58,361	LSI Corp (b)	413,196
18,938	Microchip Technology Inc (a)	617,189
91,527	Micron Technology Inc (b)	581,196
738,905	Microsoft Corp (c)	19,750,931
34,850	NetApp Inc (b)	1,169,217
59,855	NVIDIA Corp	735,618
367,278	Oracle Corp (c)	12,237,703
19,048	Pitney Bowes Inc (a)	202,671
165,634	QUALCOMM Inc	10,272,621
18,319	Red Hat Inc (b)	970,174
12,621	Salesforce.com Inc (b)	2,121,590
24,140	SanDisk Corp (b)	1,051,538
33,106	Seagate Technology PLC	1,009,071
16,511	Teradata Corp (b)	1,021,866
16,796	Teradyne Inc (b)	283,684
110,364	Texas Instruments Inc	3,414,662
22,211	Western Digital Corp	943,745
130,918	Xerox Corp	892,861
24,923	Xilinx Inc	894,736

		172,520,962

Utilities — 3.29%
59,279	AES Corp	634,285
10,715	AGL Resources Inc	428,279
23,733	Ameren Corp	729,078
46,319	American Electric Power Co Inc	1,976,895
41,602	CenterPoint Energy Inc	800,839
25,420	CMS Energy Corp	619,740
28,480	Consolidated Edison Inc	1,581,779
56,183	Dominion Resources Inc	2,910,279
16,510	DTE Energy Co	991,425
69,011	Duke Energy Corp	4,402,902
31,741	Edison International	1,434,376
17,603	Entergy Corp	1,122,191
83,745	Exelon Corp	2,490,576
40,628	FirstEnergy Corp	1,696,625
7,827	Integrys Energy Group Inc	408,726

Shares		Value

Utilities — (continued)
41,030	NextEra Energy Inc	$2,838,866
29,872	NiSource Inc	743,514
30,901	Northeast Utilities	1,207,611
31,327	NRG Energy Inc	720,208
22,743	Pepco Holdings Inc (a)	445,990
40,733	PG&E Corp	1,636,652
11,077	Pinnacle West Capital Corp	564,705
55,936	PPL Corp	1,601,448
50,392	Public Service Enterprise Group Inc	1,541,995
12,839	SCANA Corp	585,972
22,197	Sempra Energy	1,574,655
85,246	Southern Co	3,649,381
19,435	TECO Energy Inc	325,731
22,505	Wisconsin Energy Corp	829,309
48,673	Xcel Energy Inc	1,300,056

		41,794,088

TOTAL COMMON STOCK — 97.79% (Cost $1,037,426,613)		$1,244,011,719

Principal Amount

SECURITIES LENDING COLLATERAL
$ 2,449,916	Undivided interest of 4.30% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $2,449,916 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	$2,449,916

83,071	Undivided interest of 4.16% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $83,071 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	83,071

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,449,916	Undivided interest of 3.55% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $2,449,916 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	$2,449,916

2,449,916	Undivided interest of 4.54% in a repurchase agreement (principal amount/value $54,000,000 with a maturity value of $54,000,750) with Goldman Sachs & Co, 0.25%, dated 12/31/12, to be repurchased at $2,449,916 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 10/1/25 - 12/1/42, with a value of $55,080,000.	2,449,916

1,310,392	Undivided interest of 7.56% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $1,310,392 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	1,310,392

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 14,207	Undivided interest of 4.12% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $14,207 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	$14,207

TOTAL SECURITIES LENDING COLLATERAL — 0.69% (Cost $8,757,418)		$8,757,418

SHORT TERM INVESTMENTS
12,626,000	Federal Farm Credit Banks Funding Corp 0.01%, 01/02/2013	12,625,996
20,000,000	International Bank for Reconstruction & Development 0.03%, 01/02/2013	19,999,983
1,765,000	U.S. Treasury Bills(d) 0.03%, 03/14/2013	1,764,898

TOTAL SHORT TERM INVESTMENTS — 2.70% (Cost $34,390,877)		$34,390,877

TOTAL INVESTMENTS — 101.18% (Cost $1,080,574,908)		$1,287,160,014

OTHER ASSETS & LIABILITIES, NET — (1.18)%		$(15,062,236)

TOTAL NET ASSETS — 100.00%		$1,272,097,778

(a)	A portion or all of the security is on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	REIT Real Estate Investment Trust

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500 Emini Long Futures	507	USD	$ 35,999,535	March 2013	$ 36,870

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West S&P 500® Index Fund

ASSETS:
Investments in securities, fair value (including $8,364,233 of securities on loan)(a)	$1,287,160,014
Dividends receivable	1,381,931
Subscriptions receivable	4,936,657
Receivable for investments sold	189,065
Variation margin on futures contracts	660,525

Total Assets	1,294,328,192

LIABILITIES:
Payable to investment adviser	642,677
Payable upon return of securities loaned	8,757,418
Redemptions payable	12,622,967
Payable to custodian	206,571
Payable for distribution fees	781

Total Liabilities	22,230,414

NET ASSETS	$1,272,097,778

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,986,242
Paid-in capital in excess of par	1,061,402,671
Net unrealized appreciation on investments and futures contracts	206,621,896
Accumulated net realized loss on investments and futures contracts	(5,913,031)

TOTAL NET ASSETS
Initial Class	$1,268,188,411

Class L	$3,909,367

CAPITAL STOCK:
Authorized
Initial Class	135,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	99,491,722
Class L	370,702

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.75

Class L	$10.55

(a) Cost of investments	$1,080,574,908

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West S&P 500® Index Fund

INVESTMENT INCOME:
Interest	$4,401
Income from securities lending	102,436
Dividends	26,646,441
Foreign withholding tax	(19,148)

Total Income	26,734,130

EXPENSES:
Management fees	6,956,808
Distribution fees - Class L	4,641

Total Expenses	6,961,449

Less amount waived by distributor - Class L	34

Net Expenses	6,961,415

NET INVESTMENT INCOME	19,772,715

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	10,190,152
Net realized gain on futures contracts	4,183,938

Net realized gain	14,374,090

Net change in unrealized appreciation on investments	121,635,260
Net change in unrealized depreciation on futures contracts	(115,238)

Net change in unrealized appreciation	121,520,022

Net Realized and Unrealized Gain on Investments and Futures Contracts	135,894,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,666,827

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West S&P 500® Index Fund	2012	2011

OPERATIONS:
Net investment income	$19,772,715	$13,911,231
Net realized gain	14,374,090	3,578,362
Net change in unrealized appreciation (depreciation)	121,520,022	(4,473,775)

Net Increase in Net Assets Resulting from Operations	155,666,827	13,015,818

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(19,547,815)	(15,248,300)
Class L	(80,386)	(13,835)

From net investment income	(19,628,201)	(15,262,135)

From net realized gains
Initial Class	(12,452,940)	(4,280,512)
Class L	(45,150)	(1,895)

From net realized gains	(12,498,090)	(4,282,407)

Total Distributions	(32,126,291)	(19,544,542)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	617,280,746	469,057,392
Class L	4,132,112	1,070,725
Shares issued in reinvestment of distributions
Initial Class	32,000,755	19,528,812
Class L	125,536	15,730
Shares redeemed
Initial Class	(443,289,333)	(457,138,213)
Class L	(940,293)	(543,636)

Net Increase in Net Assets Resulting from Capital Share Transactions	209,309,523	31,990,810

Total Increase in Net Assets	332,850,059	25,462,086

NET ASSETS:
Beginning of year	939,247,719	913,785,633

End of year	$1,272,097,778	$939,247,719

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	49,517,088	40,621,249
Class L	391,836	111,722
Shares issued in reinvestment of distributions
Initial Class	2,550,553	1,725,252
Class L	12,009	1,663
Shares redeemed
Initial Class	(35,324,414)	(39,688,545)
Class L	(89,872)	(56,656)

Net Increase	17,057,200	2,714,685

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West S&P 500® Index Fund - Initial Class	2012		2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF YEAR	$11.34		$11.41	$10.13	$8.18	$13.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(a)	0.19	0.15	0.15	0.18
Net realized and unrealized gain (loss)	1.53		(0.02)	1.30	1.95	(5.19)

Total From Investment Operations	1.74		0.17	1.45	2.10	(5.01)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.19)	(0.15)	(0.15)	(0.18)
From net realized gains	(0.13)		(0.05)	(0.02)	–	(0.20)

Total Distributions	(0.33)		(0.24)	(0.17)	(0.15)	(0.38)

NET ASSET VALUE, END OF YEAR	$12.75		$11.34	$11.41	$10.13	$8.18

TOTAL RETURN(b)	15.42%		1.50%	14.37%	25.86%	(37.50%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,268,188		$938,707	$913,786	$756,638	$580,986
Ratio of expenses to average net assets	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.70%		1.47%	1.47%	1.76%	1.75%
Portfolio turnover rate(c)	6%		9%	13%	15%	10%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Great-West S&P 500® Index Fund - Class L	2012		Fiscal Years Ended December 31, 2011 (a)

NET ASSET VALUE, BEGINNING OF YEAR	$9.52		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(b)	0.25
Net realized and unrealized gain (loss)	1.27		(0.45)

Total From Investment Operations	1.44		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.25)
From net realized gains	(0.13)		(0.03)

Total Distributions	(0.41)		(0.28)

NET ASSET VALUE, END OF YEAR	$10.55		$9.52

TOTAL RETURN(c) (e)	15.16%		(1.95%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$3,909		$540
.Ratio of expenses to average net assets
Before waiver	0.85%		0.86%	(f)
After waiver	0.85%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	1.58%		1.69%	(f)
After waiver	1.58%		1.70%	(f)
Portfolio turnover rate(g)	6%		9%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim S&P 500 Index Portfolio’s name changed to Great-West S&P 500® Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Annual Report - December 31, 2012

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$1,217,242,857	$—	$—	$1,217,242,857
Foreign Common Stock	26,768,862	—	—	26,768,862
Securities Lending Collateral	—	8,757,418	—	8,757,418
Short Term Investments	—	34,390,877	—	34,390,877
Derivative Investments:
Futures Contracts	36,790	—	—	36,790

Total Investments(a)	$1,244,048,509	$43,148,295	$0	$1,287,196,804

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Annual Report - December 31, 2012

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Annual Report - December 31, 2012

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $272,088,906 and $67,785,747, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $1,089,849,754. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $309,400,942 and gross depreciation of securities in which there was an excess of tax cost over value of $112,090,682 resulting in net appreciation of $197,310,260.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2012 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
futures contracts	Net unrealized appreciation on investments and futures contracts	$36,870(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
futures contracts	Net realized gain on futures contracts	$4,183,938	Net change in unrealized depreciation on futures contracts	$(115,238)

The Fund held an average of 455 futures contracts for the reporting period.

Annual Report - December 31, 2012

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $8,364,233 and received collateral of $8,757,418 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities, adjustments for Real Estate Investment Trust securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$(144,514)	$144,514

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$19,552,078	$15,946,726
Long-term capital gain	12,574,213	3,597,816

	$32,126,291	$19,544,542

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–
Undistributed capital gains	3,398,605

Net accumulated earnings	3,398,605

Net unrealized appreciation on investments	197,310,260
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$200,708,865

Annual Report - December 31, 2012

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

8. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into an action pending in the U.S. District Court for the Southern District of New York. The Fund has been named as a defendant in this action. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

9. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (formerly, Maxim S&P 500® Index Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P 500® Index Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

80111 1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
John A. Clouthier	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1967			West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3)	Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013